FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Investment, Fair Value and NAV [Line Items]
Plan Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock of Balchem Corporation	$36,922,435	$—	$—	$36,922,435
Registered Investment Companies	88,188,989	—	—	88,188,989
Total Investments	$125,111,424	$—	$—	$125,111,424

	Assets at Fair Value as of December 31, 2024
	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock of Balchem Corporation	$38,437,832	$—	$—	$38,437,832
Registered Investment Companies	80,737,106	—	—	80,737,106
Total Investments	$119,174,938	$—	$—	$119,174,938